RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Accounting pronouncements that have been issued but not adopted

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts With Customers (Topic 606) and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective on either a full or modified retrospective basis for us on January 1, 2018. We do not expect a material impact on the adoption of this standard on our Consolidated Financial Statements; however significant new disclosures will be introduced.

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. This standard requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet for all leases with terms longer than 12 months and introduces additional disclosure requirements. Lessors are required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The standard will become effective on a modified retrospective basis for us on January 1, 2019. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures. Due to the transition provisions for lessors, the most significant impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. The guidance is effective on a retrospective basis for us on January 1, 2018 and results in presentational changes to our Consolidated Statement of Cash Flows.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. The guidance is effective on a retrospective basis for us on January 1, 2018 and results in presentational changes to our Consolidated Statement of Cash Flows and related disclosures.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective on a prospective basis for us on January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. We do not expect a material impact on the adoption of this accounting standard to our Consolidated Financial Statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05 Other Income - Gains and Losses from the Derecognition of Non-Financial Assets. The guidance provides clarification on the definition of "in substance non-financial assets", the scope exemption with ASC 610 and partial sales of non-financial assets. The guidance is effective on a prospective basis for us on January 1, 2018. Any gain on sale from future dropdowns will be recognized in full on the disposal date. There will be no significant impact to our Consolidated Financial Statements and related disclosures.